17010670

Nasdaq Stock Market

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

NOV 13 2017

Washington, DC 20549

001-33869

Electronic Mail Only

November 13, 2017

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

CERTNAS

Dear Mr. Thomas:

This is to certify that on November 13, 2017 The Nasdaq Stock Market (the "Exchange") received from Star Bulk Carriers Corp. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

8.30% Senior Notes due 2022

We further certify that the securities described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery